COMMITMENTS AND CONTINGENCIES - (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Multi Employer Pension Plan Civil Complaint	Dec. 31, 2012 Multi Employer Pension Plan Civil Complaint	Sep. 30, 2012 Multi Employer Pension Plan Civil Complaint	Apr. 30, 2010 Multi Employer Pension Plan Civil Complaint	Dec. 31, 2012 Insurance programs	Dec. 31, 2011 Insurance programs	Dec. 31, 2012 Performance Bonds
Loss Contingencies [Line Items]
Estimate of possible loss						$ 1.8			$ 55.0
Settlement agreement terms			pay the $1.8 million over three years plus interest
Settlement agreement payment period				3 years
Settlement agreement, consideration					1.8
Operating Leases, Rent Expense	13.8	12.6
Loss contingency deductible retentions per occurrence							1.0
Accrual of estimated losses							$ 9.0	$ 9.9